Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 11 – LEASES

The Company determines if a contract contains a lease at inception and recognizes operating lease ROU assets and operating lease liabilities based on the present value of the future minimum lease payments at the commencement date. As the Company’s leases do not provide an implicit interest rate, management develops incremental borrowing rates based on the information available at the commencement date in determining the present value of future payments. Lease expenses are recognized on a straight-line basis over the lease term.

At December 31, 2025, the Company’s operating leases were as follows:

In July 2018, the Company entered into a lease agreement for offices, laboratory space and parking at the Science Park in Ness Ziona, Israel for approximately 420 square meters of space. The lease for this space expired on August 31, 2023, at which time the Company extended the lease for an additional 60-month period.

In October 2020, the Company entered into an additional lease agreement at the Science Park in Ness Ziona, Israel for approximately 421 square meters of space. The lease for this space expired on September 30, 2025, at which time the Company extended the lease for an additional 33-month period.

As of December 31, 2025 the Company was a party to seven vehicle lease agreements. All vehicle lease agreements are for 36 months periods.

	Year ended December 31,
(in thousands)	2025	2024	2023

The components of lease expense were as follows: Operating leases expenses	$316	$324	$863

Cash flow information related to operating leases: Cash used in operating activities	$348	$312	$766

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$331	$25	$689

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:

	December 31,
(in thousands)	2025	2024
Other assets - ROU assets	$1,108	$1,176
Accumulated amortization	531	648
Operating lease ROU assets, net	$577	$528
Lease liabilities – current - Accounts payable and accrued liabilities	$258	$235
Lease liabilities – noncurrent	383	299
Total operating lease liabilities	$641	$534
Weighted average remaining lease term in years	1.54	2.85
Weighted average annual discount rate	4.9%	8.5%

(in thousands)

Maturities of undiscounted operating lease liabilities as of December 31, 2025, were as follows:

2026	$295
2027	266
2028	188
Total undiscounted lease liability	749
Less: Imputed interest	(108)
Present value of lease liabilities	$641